Share-Based Payment (Details Textual) - USD ($)					1 Months Ended						12 Months Ended
	May 06, 2020	Oct. 08, 2019	Jun. 11, 2019	Jul. 12, 2018	Jun. 24, 2020	Apr. 30, 2020	Nov. 27, 2019	Apr. 30, 2019	Nov. 20, 2018	Nov. 30, 2017	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment (Textual)
Unrecognized compensation cost											$ 600,000
Unrecognized compensation cost is expected recognized over weighted-average period											1 year 7 months 6 days
Share based compensation											$ 500,000	$ 300,000
Employees and Directors [Member]
Share-Based Payment (Textual)
Stock options, description							The Company granted an aggregate of 775,250 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 5 years from the grant date and cliff vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 27, 2020 and the second, third and fourth 25% cliff vest on November 27, 2021, 2022 and 2023, respectively.		The Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and cliff vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% cliff vest on November 20, 2020, 2021 and 2022, respectively.
Employees and Directors [Member] | The 2017 Stock Incentive Plan [Member]
Share-Based Payment (Textual)
Stock options, description						The Board authorized up to 11,011,663 shares for grants under the 2020 Plan.	The weighted-average grant-date fair value per share was $1.03 for senior executives and $1.01 for key employees, respectively. The estimated total fair value of stock options granted was $0.8 million at the grant date.	The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan.	The weighted-average grant-date fair value per share was $3.13 for senior executives and $2.87 for key employees, respectively. The estimated total fair value of stock options granted was $0.9 million at the grant date.	The Company's shareholders and Board of Directors ("Board") approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan.
RSUs [Member]
Share-Based Payment (Textual)
Unrecognized compensation cost											$ 200,000
Unrecognized compensation cost is expected recognized over weighted-average period											2 months 12 days
Fair value of stock options issued and outstanding											208,968	459,648
Restricted share units	1,073,700	18,700	12,000	671,469	46,050		594,600
Restricted share units vest, description											During the year ended June 30, 2020, the Company recognized total share-based compensation expenses of $4.03 million, including $14,110, $211,573 and $3,821,563 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.	During the year ended June 30, 2019, the Company recognized total share-based compensation expenses of $7.02 million, including $9,472, $46,100 and $6,960,517 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.
Estimated total fair value of the RSUs granted											$ 4,700,000	$ 2,700,000
Share based compensation											$ 3,500,000	$ 6,700,000
RSUs [Member] | Employees and Directors [Member]
Share-Based Payment (Textual)
Restricted share units granted term	1 year	1 year			2 years		1 year
Restricted share units valid term	10 years	10 years	10 years	10 years	10 years		10 years
Restricted share units vest, description				RSUs cliff vest in three installments, with the first 33% vesting on the grant date, second 33% and remaining 34% vest at the end of the first and second anniversary, respectively.
Weighted-average fair value per share	$ 2.06	$ 5.07	$ 5.91	$ 12.22	$ 2.41		$ 2.70
Estimated total fair value of the RSUs granted	$ 2,208,601	$ 94,809	$ 70,920	$ 8,200,000	$ 110,981		$ 1,605,420